Other receivables and prepayments	12 Months Ended
Dec. 31, 2022
Other receivables and prepayments
Other receivables and prepayments

20.Other receivables and prepayments

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Deposits	7,344	5,172
Prepayment for goods and service	59,058	40,301
Prepayment for rental expenses	536	812
Others	31,431	25,988
	98,369	72,273
Less: loss allowance	(474)	(6,842)
	97,895	65,431